October 8, 2013

Via EDGAR and Overnight Delivery

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Matthew Crispino Melissa Kindelan Patrick Gilmore Gabriel Eckstein

Re:	Aerohive Networks, Inc. Confidential Draft Registration Statement on Form S-1 Submitted September 6, 2013 CIK No. 0001372414

Ladies and Gentlemen:

On behalf of our client, Aerohive Networks, Inc. (“Aerohive Networks” or the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated October 3, 2013 (the “Comment Letter”), relating to the above referenced Confidential Draft Registration Statement on Form S-1. We are concurrently filing via EDGAR this letter and a revised draft of the Registration Statement on Form S-1 (the “Registration Statement”). For the Staff’s reference, we are providing the Staff with both a clean copy of the Registration Statement and a copy marked to show changes from the version confidentially submitted on September 6, 2013.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated herein, page references correspond to the page of the Registration Statement.

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

AUSTIN  BRUSSELS  GEORGETOWN, DE  HONG KONG  NEW YORK  PALO ALTO  SAN DIEGO  SAN FRANCISCO  SEATTLE  SHANGHAI  WASHINGTON, DC

Securities and Exchange Commission

October 8, 2013

The Company advises the Staff that there are no written communications that have been or are expected to be presented to potential investors in reliance on Section 5(d) of the Securities Act, other than the prospectus that forms a part of the Registration Statement. There are no research reports about the Company that have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the JOBS Act by any broker or dealer that is participating or will participate in this offering. If any such reports are published or distributed, the Company will provide them supplementally to the Staff as requested.

2.	We will process your submission and amendments without price ranges. Since the price range you select will affect disclosure in several sections of the document, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

The Company acknowledges the Staff’s comment and confirms that the Company will update the Registration Statement with the required information in a subsequent amendment, including but not limited to the price range, when such information is available.

3.	As soon as practicable, please provide us with copies of any remaining artwork or graphics that you intend to include in your prospectus. Upon review of such materials, we may have further comments. See Question 101.02 of our Securities Act Forms Compliance and Disclosure Interpretations, available on our website.

The Company advises the Staff that the Registration Statement contains the remaining artwork to be included in the prospectus, which the Company has provided in response to the Staff’s comment. The Company does not currently plan to include additional artwork or graphics in the prospectus.

4.	You disclose on page 20 that “in certain instances [you] have shipped [your] encryption products...in violation of U.S. export control laws” and that you have filed disclosure with the Bureau of Industry and Security concerning these violations. You disclose on pages 17, 55 and F-38 that you make shipments to and derive revenue from sales to the Middle East and Africa, regions that include Iran, Sudan and Syria. Additionally, your website indicates that you have distributors in the Caribbean, a region generally considered to include Cuba. Finally, your website contains drop-down menus for contacts from persons in Cuba, Iran, Sudan and Syria. Cuba, Iran, Sudan and Syria are designated by the Department of State as state sponsors of terrorism and are subject to U.S. economic sanctions and export controls. Please describe to us the nature and extent of your past, current, and anticipated contacts with Cuba, Iran, Sudan and Syria, if any, whether through subsidiaries, affiliates, distributors, partners, resellers, or other direct or indirect arrangements. Your response should describe any services, products, information or technology you have provided to or received from Cuba, Iran, Sudan or Syria, directly or indirectly, and any agreements, commercial arrangements, or other contacts you have had with the governments of those countries or entities controlled by their governments.

Securities and Exchange Commission

October 8, 2013

The Company advises the Staff that the Company incorporates standard encryption algorithms into its products, which, along with the underlying technology, may be exported outside of the U.S. only with the required export authorizations, including by license, license exception or other appropriate authorization. Such authorization may require the filing of an encryption registration and classification request. In certain limited instances, the Company shipped encryption products prior to obtaining the required export authorizations and/or submitting the required filing and requests, including a classification request and request for an encryption registration number. As a result, the Company has filed a Voluntary Self Disclosure with the U.S. Department of Commerce’s Bureau of Industry and Security, concerning these issues and has filed the necessary encryption-related requests.

The Company advises the Staff that the Company has not made any direct sales to Cuba, Iran, North Korea, Sudan or Syria. Additionally, the Company has no partners that are approved to export into Cuba, Iran, North Korea, Sudan or Syria, and is not aware of any sales by partners into these countries. Furthermore, the Company has implemented procedures to ensure compliance with U.S. export controls. These procedures include but are not limited to using POHorizon Document Control software for trade compliance and MK Screening Software to screen all new and existing customers prior to shipment and to review all related documents. In response to the Staff’s comment, the Company has removed these countries from the drop-down menus on its website.

Prospectus Summary

Overview, page 1

5.	Please provide support for your claim of leadership in the first sentence. In addition, provide support for your statement in the penultimate sentence of the last full paragraph on page 1 that “Wi-Fi has become the standard for wireless access in the enterprise.”

With respect to the Staff’s comment regarding the Company’s claim of leadership, the Company advises the Staff that the Company was positioned in the “Visionaries” quadrant and recognized as a “standard bearer” in Gartner’s September 2013 Magic Quadrant for the Wired and Wireless LAN Access Infrastructure Report and in the “Visionaries” quadrant and recognized as an “innovation leader” in Gartner’s June 2012 Magic Quadrant for the Wired and Wireless LAN Access Infrastructure Report. According to the report, “A vendor in the Visionaries quadrant demonstrates an ability to increase features in its offering to provide a unique and differentiated approach to the market. A Visionary will have innovated in one or more of the key areas of access layer technologies within the enterprise (e.g., convergence, security, management or operational efficiency).” Furthermore, the 2Q13 WiFi Market Snapshot, Oppenheimer & Co., dated September 2, 2013, stated that “In addition to the leading public companies, the WiFi market continues to see meaningful activity on the private front led by Aerohive Networks…”

Securities and Exchange Commission

October 8, 2013

The Company also respectfully advises the Staff that the statement “Wi-Fi has become the standard for wireless access in the enterprise” is empirically understood within the industry. In addition, the Company refers the Staff to recent industry reports, such as the Dell’Oro Group’s July 2013 Enterprise Edge Report, which is being supplementally filed with this letter. The Enterprise Edge Report notes in forecasting that “mobile devices will eventually supplant fixed devices in the enterprise setting” throughout 2013-2017 that “[m]obile devices, such as smartphones and tablets . . . will connect almost exclusively using Wi-Fi in the enterprise setting.”

6.	Please clarify what you mean by “mobile business use cases” and explain how their proliferation contributes to making the network edge “more complicated and difficult to manage.”

The Company advises the Staff that the Company has revised the disclosures on pages 1, 57 and 91 of the Registration Statement in response to the Staff’s comment.

Our Industry, page 1

7.	Please disclose the basis for your belief that the network edge “is the ideal point to provide advanced functions.”

The Company advises the Staff that the Company has revised the disclosures on pages 2 and 92 of the Registration Statement in response to the Staff’s comment.

8.	Regarding the industry data and other research you cite in your prospectus by Dell’Oro Group and Infonetics, please tell us how you confirmed that the data reflects the most recent available information. Also, tell us whether any of those reports or surveys were prepared for your company or for the offering. Finally, provide us with supplemental copies of the source of information that you cite and from which the data in the prospectus is extracted. Mark the copies appropriately to designate the portions you rely upon in making the statements in the prospectus.

The Company advises the Staff that the Dell’Oro Group’s Enterprise Edge Report was published in July 2013 and there have been no subsequent updates to such report. Similarly, the Infonetics Research’s Wireless LAN Equipment and Wi-Fi Phones Report was published in May 2013 and there have been no subsequent updates to such report. Both the Dell’Oro Group and Infonetics are well respected, analyst-recognized firms for market information about the networking and telecommunications industries. The Company is not aware of any more recent reports regarding its industry that are inconsistent with the Dell’Oro Group and Infonetics reports. The reports that the Company has cited in the prospectus are available to paying subscribers of the Dell’Oro Group and Infonetics and were not prepared for the Company or for the offering.

Securities and Exchange Commission

October 8, 2013

In response to the Staff’s comment, the Company is supplementally providing the Staff with copies of these reports under separate cover. The Company has marked the relevant sections of the reports on which the Company relied to make certain statements in the Registration Statement.

Implications of Being an Emerging Growth Company, page 4

9.	We note from your disclosure on pages 5 and 82 that you have not yet elected whether to take advantage of the extended transition period for complying with new or revised accounting standards, as set forth in Section 107(b) of the JOBS Act. Please confirm that you will make such an election when you file the registration statement, in accordance with Section 107(b)(1). In addition:

•	If you elect to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b), include a statement that the election is irrevocable; or

•

If you elect to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1), provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

The Company advises the Staff that the Company has revised the disclosures on pages 5 and 90 of the Registration Statement to reflect that the Company has decided to irrevocably elect to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b).

The Offering, page 6

10.	We note your disclosure regarding concentration of ownership, including the risk factor on page 39. Please tell us whether you will be considered a controlled company under the rules of the exchange on which you intend to list your shares. If so, disclose this in the forepart of your Summary and provide an appropriate risk factor.

The Company advises the Staff that the Company will not be considered a controlled company under the rules of any exchange on which it intends to list its shares.

11.	You state the number of shares of common stock to be outstanding after the offering is based on 88,043,941 shares of your common stock outstanding, assuming the conversion of the convertible preferred stock outstanding, as of June 30, 2013. Based on the exclusions and assumptions listed, it would appear this number should agree to the pro forma shares outstanding as of June 30, 2013 as disclosed on page F-3. Please explain this discrepancy and expand or revise your disclosures as necessary.

Securities and Exchange Commission

October 8, 2013

The Company advises the Staff that the difference of 430,196 (pre-split) shares between the pro forma (pre-split) shares of common stock listed on page F-3 of the Registration Statement of 87,613,745 and the 88,043,941 (pre-split) shares of common stock outstanding as of June 30, 2013 listed elsewhere in the Registration Statement reflects shares of common stock that are subject to repurchase by the Company, which are not presented as outstanding shares as of June 30, 2013 in the Company’s consolidated financial statements. These shares were issued in connection with the exercise of unvested options (i.e., early exercised options) and are excluded in the accounting pro forma shares outstanding. The Company has disclosed the nature and impact of these early exercised employee options on page F-32 of the Registration Statement under Early Exercise of Employee Options and has further revised this disclosure to explicitly state that such early exercised options are excluded from the determination of shares outstanding within the consolidated financial statements.

Please note that the Registration Statement has been updated to reflect an anticipated 1-for-2.5 reverse stock split to be effected prior to the completion of the offering which has been disclosed on pages 7 and F-24 of the Registration Statement.

Summary Consolidated Financial Data, page 8

12.	Please revise your footnote (2) at the bottom of page 9 to first explain the basis of this pro forma as adjusted presentation, which appears would be consistent with the third bullet point on page 46.

The Company advises the Staff that the Company has revised the disclosure on page 9 of the Registration Statement in response to the Staff’s comment.

13.	We note you calculate the current liability component of working capital by excluding the current portion of deferred revenue. Please tell us the reasons for excluding the current portion of deferred revenue in your calculation of working capital. Please also tell us your consideration for providing the disclosures required by Item 10(e)(1)(i) of Regulation S-K related to the use of this measure considering your calculation of current liabilities is not consistent with the definition of current liabilities under GAAP.

The Company advises the Staff that the Company has revised the disclosure on page 9 of the Registration Statement to calculate the current liabilities component of working capital by including the current portion of deferred revenue in response to the Staff’s comment and, therefore, believes the disclosures required by Item 10(e)(1)(i) of Regulation S-K are not applicable.

Key Financial Metrics, page 10

14.	Please revise to disclose the most directly comparable GAAP financial measures for each of your non-GAAP measures with equal or greater prominence.

The Company advises the Staff that the Company has revised the disclosure on page 11 of the Registration Statement in response to the Staff’s comment to include with equal prominence the most directly comparable GAAP financial measure for each of the non-GAAP measures.

Securities and Exchange Commission

October 8, 2013

Risk Factors

We have a history..., page 11

15.	Please revise the caption and first sentence to clarify that your losses have been increasing.

The Company advises the Staff that the Company has revised the disclosure on page 13 of the Registration Statement in response to the Staff’s comment.

Our VAD’s stock inventory..., page 17

16.	Please define the term “VAD” where it is first used.

The Company advises the Staff that the Company has revised the disclosure on page 19 of the Registration Statement in response to the Staff’s comment.

Our ability to use our net operating losses..., page 26

17.	Please expand your disclosure to highlight the risk that you will be unable to use a substantial part of your net operating losses if you do not attain profitability in an amount necessary to offset such losses. In this regard, we note from your disclosure in the table on page F-37 that $58 million in-state net operating losses expires in 2016.

The Company advises the Staff that the Company has revised the disclosure on page 28 of the Registration Statement in response to the Staff’s comment.

Sales of substantial amounts of our common..., page 38

18.	Please clarify the difference between the fourth and last paragraph of this risk factor. It appears from your disclosure on page 132 of your prospectus that registration rights are only available under the investors’ rights agreement in Exhibit 4.1. Also, disclose in this risk factor the number of shares subject to registration rights.

The Company advises the Staff that the Company has revised the disclosure on page 40 of the Registration Statement in response to the Staff’s comment, including deleting the fourth paragraph of the prior version of this risk factor.

Market and Industry Data, page 43

19.	We note your statement in this section that while you believe the market position, market opportunity and market share information included in the prospectus is “generally reliable, such information is inherently imprecise.” As you know, the company is responsible for the entire contents of the registration statement and should not include language that can be interpreted as a disclaimer of information contained in the filing. Please revise accordingly.

Securities and Exchange Commission

October 8, 2013

The Company advises the Staff that the Company has revised the disclosure on page 46 of the Registration Statement in response to the Staff’s comment to delete the referenced statement.

Use of Proceeds, page 44

20.	You state in the third paragraph that you intend to use the proceeds from this offering for working capital, sales and marketing, research and development, general and administrative matters, and capital expenditures. Please disclose, to the extent known, the approximate amount of the proceeds you intend to use for each of these purposes. Refer to Item 504 of Regulation S-K.

The Company advises the Staff that the Company has revised the disclosures on pages 6 and 47 of the Registration Statement in response to the Staff’s comment. The Company advises the Staff that the Company has no specific or preliminary plans with respect to the use of the proceeds from the offering for said purposes.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Company Overview, page 54

21.	Please expand your overview section to discuss the losses incurred to date, whether you expect that trend to continue and for how long, as it appears this is a known trend or uncertainty. Your disclosures should explain why you have incurred such losses and how you anticipate addressing the losses in the future. This would provide investors with a better view of your evaluation of the company’s financial condition and operating results with particular emphasis on your prospects for the future. See Item 303(a) of Regulation S-K and SEC Release No. 33-8350.

The Company advises the Staff that the Company has revised the disclosure on page 58 of the Registration Statement in response to the Staff’s comment.

22.	The revenue percentages by geographic region you present in the first full paragraph on page 55 total 99%. Please advise or revise.

The Company advises the Staff that the Company has revised the disclosure on page 58 of the Registration Statement in response to the Staff’s comment.

Opportunities and Challenges, page 55

23.	Please expand the disclosure in this section to discuss the actions that you are taking to address the challenges you are facing. For example, you should disclose with greater specificity the actions you are taking to address:

•	The transition in wireless standards from 802.11n to 802.11ac that you disclose in the second paragraph;

Securities and Exchange Commission

October 8, 2013

•	How you are expanding into new industry verticals in areas other than China and Japan that you disclose in the third paragraph;

•	The extended sales cycles you mention in the fourth paragraph; and

•	The effect on sales productivity as a result of the expansion that you mention in the penultimate paragraph.

For guidance, refer to eighth bullet point in Section III.A of SEC Release 33-8350 (December 29, 2003).

The Company advises the Staff that the Company has revised the disclosure on pages 58 and 59 of the Registration Statement in response to the Staff’s comment to expand the discussion regarding the actions that Company is taking to address the challenges that the Company is facing.

Components of Consolidated Statements of Operations

Revenue

Software Subscriptions and Service Revenue, page 57

24.	In the first paragraph on page 58, you state that you “have seen a sequential increase in [y]our fourth quarter revenue due to end-of-year spending by enterprise customers.” Please disclose the reason for this increase in spending.

The Company advises the Staff that the Company has revised the disclosure on page 61 of the Registration Statement in response to the Staff’s comment.

Results of Operations

Comparison of the Six Months Ended June 30, 2012 and 2013

Revenue, page 61

25.	You disclose that the increased in product revenue was due to adding new end-customers, additional purchases of your product and services by your existing end-customers and increased sales in new geographic locations. Please revise your disclosure here, and on page 64, to quantify how each of these factors contributed to the increase in revenue. See Item 303(a)(3)(iii) of Regulation S-K and Section III.B of SEC Release No. 33-8350.

The Company advises the Staff that the Company has revised the disclosures on pages 65, 66, 68 and 69 of the Registration Statement in response to the Staff’s comment.

26.

You state at the top of page 62 that a greater percentage of your end-customers purchased SAAS compared to the prior-year period. We note similar disclosures on page 64 where you discuss the increase in service revenue from 2011 to 2012. Please tell us your consideration of

Securities and Exchange Commission

October 8, 2013

disclosing the percentage of customers that purchased SAAS as compared to a perpetual software license in those respective periods to give investors better insight into what types of arrangements new customers are purchasing, or tell us why you do not believe such disclosure is necessary. See Item 303(a)(3)(iii) of Regulation S-K and Section III.B of SEC Release No. 33-8350.

The Company advises the Staff that the Company has revised the disclosures on pages 66, 68 and 69 of the Registration Statement in response to the Staff’s comment to include percentage of customers that purchased SAAS as compared to a perpetual software license in the respective periods disclosed in the filing.

Internal Control Over Financial Reporting, page 67

27.	Please disclose the nature of the “certain post-closing adjustments” referenced in this section.

The Company advises the Staff that the post-closing adjustments identified primarily relate to the lack of precision in calculating certain accrued expenses, including commissions, bonuses and related payroll taxes, and assessment of the Company’s warranty, allowance for bad debt, and sales return reserves.

The Company advises the Staff that it has revised the disclosures on page 74 of the Registration Statement in response to the Staff’s comment to discuss the nature of these post-closing adjustments.

Liquidity and Capital Resources, page 68

28.	You disclose that your days sales outstanding (DSO) was 56, 47 and 38 days as of June 30, 2013, December 31, 2012 and 2011, respectively. Please revise your disclosures to discuss the factors contributing to the increase in DSO as of June 30, 2013 and December 31, 2012.

The Company advises the Staff that it has revised the disclosure on pages 76 and 77 of the Registration Statement in response to the Staff’s comment to discuss the factors contributing to the increase in DSO as of June 30, 2013 and December 31, 2012.

Debt Obligations, page 70

29.	Please disclose in this section whether you are in compliance with the covenants under the revolving credit facility and the term loan credit facility.

The Company advises the Staff that it has revised the disclosure on page 79 of the Registration Statement in response to the Staff’s comment to disclose that the Company was in compliance with all covenants under the revolving credit facility and the term loan credit facility as of September 30, 2013.

Critical Accounting Policies

Significant Factors, Assumptions and Methodologies Used in Determining Fair Value of Our Common Stock, page 76

Securities and Exchange Commission

October 8, 2013

30.	Tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

Each of the Company’s underwriters has provided the Company with its analysis of the Company’s business, the potential positioning of the Company in an offering, the IPO marketplace generally and valuations and valuation multiples of other companies. However, none of the underwriters has provided the Company with any formal valuation of the Company or related proposed IPO price range. The Company will provide the proposed IPO price range to the Staff once it is available.

The Company advises the Staff that David K. Flynn, the Company’s Chief Executive Officer, initially spoke informally to a small group of investment bankers about the IPO market for technology companies beginning in the fall of 2012. Such discussions continued thereafter, and included Gordon Brooks, the Company’s Chief Financial Officer, following commencement of his employment with the Company in January 2013. During the course of several months leading up to a meeting of the Company’s board of directors (the “Board”) in July 2013, Mr. Flynn and various members of the Board spoke to a number of investment bankers about the IPO market for technology companies and their advice concerning the potential viability of an IPO for the Company. At a Board meeting in late July 2013, the Company’s management recommended to the Board an underwriting syndicate and the Company then held an organizational meeting for the proposed offering shortly thereafter.

31.	When your estimated IPO price is known and included in your registration statement, reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of your IPO offering range.

The Company advises the Staff that, once the estimated price range is known, the Company will reconcile and explain the difference between the fair market value of its common stock as of its most recent valuation date and the midpoint of the proposed price range.

32.	For any share-based issuances subsequent to the most recent balance sheet date presented in the registration statement, if material, please revise your disclosure to include the expected impact the additional grants will have on your financial statements. Please continue to update your disclosures for all equity related transactions subsequent to this request through the effective date of the registration statement.

The Company advises the Staff that it will include such requested disclosure for grants made subsequent to June 30, 2013 when it revises the Registration Statement to include its financial statements for the quarter ended September 30, 2013.

Business

Technology, page 89

33.	The explanation of your core technology appears to rely on highly technical terminology. For example and without limitation, you rely on undefined terms such as AFAX, RADIUS, RADsec. You also use technical phrases such as zero touch provisioning and auto-discovering, self-organizing, and self-healing without explanation. Please consider revising this section to avoid an overly complex or technical presentation. Refer to Note (1) of Securities Act Section 421(b).

Securities and Exchange Commission

October 8, 2013

The Company advises the Staff that it has revised the disclosure on pages 97 and 98 in response to the Staff’s comment.

Our Customers, page 93

34.	We note from your disclosure on page F-8 that you derived almost 14% of your revenue in fiscal 2012 from sales to one value-added distributor. Disclose the identity of this distributor in this section and file your distributor or reseller agreement with this entity as an exhibit to your registration statement or advise why this is not required. Refer to Items 101(c)(vii) and 601(b)(10) of Regulation S-K.

The Company advises the Staff that a consolidated group of nine individual, separate entities were collectively responsible for contributing approximately 15% of the Company’s revenues in fiscal 2012 and 14% of the Company’s revenue for the six months ended June 30, 2013. These nine entities are part of a consolidated group. Each of these nine entities has separately entered into distributor agreements with the Company. None of the nine distributors contributed more than 10% to the Company’s revenues for fiscal 2012 or for six months ended June 30, 2013. The Company does not believe that any of these agreements is material to its business. In addition, the Company ordinarily enters into distributor agreements in the normal course of its business and does not believe that its business is substantially dependent on any one of these distributor agreements.

The Company advises the Staff that it has revised the disclosure on page F-8 of the Registration Statement in response to the Staff’s comment to clarify that it is a consolidated group of individual entities that collectively contributed approximately 15% of the Company’s revenues in fiscal 2012 and 14% of the Company’s revenues in the six months ended June 30, 2013 and that each individual entity within this group has separately entered into a distributor agreement with the Company.

Backlog, page 94

35.	Although you do not believe that your backlog levels are a meaningful indicator of your future revenues, such information may still be material to an investor’s understanding of your business. Accordingly, please revise this section to provide the dollar amount of backlog orders as required by Item 11(a) of Form S-1 and Item 101(c)(1)(viii) of Regulation S-K.

The Company advises the Staff that the Company’s customers generally order products on an as-needed basis, and, as a result, only a small percentage of anticipated product sales in a given fiscal period do not ship during such period. The Company advises the Staff that the estimated revenue associated with customer orders that had not been shipped at the end of each of the last three fiscal years and the three months ended June 30, 2013 was less than 10% of the Company’s total revenue with respect to each such period. In addition, customers generally have certain rights to cancel or modify unshipped orders. Because the backlog represents a small percentage of sales, the determination of the amount of revenue that will be recognized in future periods under applicable accounting literature, if any, has not been

Securities and Exchange Commission

October 8, 2013

assessed for such items as ultimate recognition of revenue is uncertain, the Company does not believe backlog is a meaningful metric for planning purposes. Given that the Company does not believe backlog is a meaningful metric for planning purposes, the Company does not believe that its backlog is a meaningful indication of the Company’s performance or a meaningful or useful measure for predicting the Company’s future performance. As a result, the Company does not believe that its backlog would be material to a potential investor’s understanding of the Company’s business.

Manufacturing, page 96

36.	Please discuss in this section the reason for the consolidation of your manufacturing that you disclose in the second paragraph on page 18.

The Company advises the Staff that it has revised the disclosure on page 105 in response to the Staff’s comment.

Facilities, page 98

37.	Please file your lease agreement for the property in Surry, United Kingdom or tell us why it is not required to be filed. Refer to Item 601(b)(10) of Regulation S-K.

The Company advises the Staff that the Company has filed its lease agreement for the property in Surrey, United Kingdom, as an exhibit to the Registration Statement in response to the Staff’s comment.

Legal Proceedings, page 98

38.	Please identify the “certain” products that are the subject of the Linex proceeding and disclose the current status of this action consistent with your disclosure on page F-23. Also, disclose the status of the arbitration proceeding you disclose in the second paragraph on page 99, including the relief sought.

The Company advises the Staff that it has revised the disclosures on pages 107 and F-23 of the Registration Statement in response to the Staff’s comment.

Export Compliance, page 99

39.	You disclose in this section that you may have shipped products prior to obtaining the required export authorizations or submitting the required requests. On page F-20, however, you state that you have shipped products prior to obtaining authorizations or submitting requests. Please reconcile and disclose the reason for the uncertainty, if applicable.

The Company advises the Staff that it has revised the disclosure on page 108 of the Registration Statement in response to the Staff’s comment.

Management

Executive Officers and Directors, page 100

Securities and Exchange Commission

October 8, 2013

40.	In the table, please disclose that Mr. Liu is your chief technology officer. Also, it appears that several of your directors may be affiliated with entities that hold more than 5% of your outstanding capital stock. Describe briefly here any arrangements pursuant to which these individuals were selected as directors. Refer to Item 401(a) of Regulation S-K.

The Company advises the Staff that it considered designating Mr. Liu as an “executive officer” of the Company under Rule 3b-7 of the Exchange Act, but concluded that Mr. Liu serves only a managerial role and does not perform a policy making function for the Company. Mr. Liu is not responsible for a principal business unit, division or function of the Company. The Company’s identified executive officers, Messrs. Flynn, Brooks, Hickman-Smith, Debenham and Greene, each perform policy-making functions for the Company and are each responsible for a principal business unit, division or function. The Company is closely managed at all levels and across all functions (including operations, research and development, sales and marketing, and human resources) by its executive officers, who are responsible for all key decisions. The Company’s managerial employees, including Mr. Liu, assist and support the identified executive officers in implementing and executing these key decisions and policies, but do not have operational control of a business unit, division or function and do not perform a policy-making function for the Company. Mr. Liu does not, among other things, have authority to enter into contracts, to make capital expenditures, to make staffing or hiring decisions, or to change strategic direction without the approval of the Company’s Chief Executive Officer or Chief Financial Officer. For these reasons, the Company determined that Mr. Liu is not an “executive officer.”

With respect to the Staff’s comment regarding the arrangements pursuant to which certain of the Company’s directors were elected to the Board, the Company advises the Staff that Messrs. Deng, Schaepe, Kolluri, Liu and Flynn were elected pursuant to the nomination and designation process set forth in a voting agreement that will terminate upon completion of the offering. The Company advises the Staff that it has revised the disclosure on page 112 of the Registration Statement in response to the Staff’s comment.

Description of Capital Stock General, page 131

41.	Please eliminate the phrase “qualified in its entirety” in the first paragraph. The information you provide in the prospectus must be materially complete and the words “in its entirety” suggest that the disclosure in this part of your document may not be materially complete.

The Company advises the Staff that it has revised the disclosure on page 141 of the Registration Statement in response to the Staff’s comment to delete the phrase “qualified in its entirety” in the identified sentence.

Notes to Consolidated Financial Statements

Note 1 Description of the Business and Summary of Significant Accounting Policies

Convertible Preferred Stock Warrant Liability, page F-12

Securities and Exchange Commission

October 8, 2013

42.	You disclose you account for freestanding warrants to purchase shares of convertible preferred stock as liabilities in the consolidated balance sheets at their estimated fair value. Please tell us how you made such determination, the related terms in the agreements giving rise to such treatment and the related accounting guidance you relied on. Also, expand your disclosures to incorporate this information as well as the noting the amount of gain or loss recorded in other income (expense) as a result of the changes in the estimated fair value for each period presented.

In evaluating whether these warrants should be accounted for as a liability or as equity, the Company first concluded that the warrants do not meet the conditions to be classified as a liability under Financial Accounting Standards Board Accounting Standards Codification (ASC) 480-10 because the underlying shares of preferred stock are non-redeemable, and as such, these instruments would not require the issuer to settle the obligation by transferring assets. The Company then considered whether the warrants are derivative instruments. ASC 815-10-15-83 defines a derivative instrument as a financial instrument or other contract with all of the following characteristics:

a. Underlying, notional amount, payment provision. The contract has both of the following terms, which determine the amount of the settlement or settlements, and, in some cases, whether or not a settlement is required:

1. One or more underlyings; and

2. One or more notional amounts or payment provisions, or both.

b. Initial net investment. The contract requires no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors.

c. Net settlement. The contract can be settled net by any of the following means:

1. Its terms implicitly or explicitly require or permit net settlement;

2. It can readily be settled net by a means outside the contract; or

3. It provides for delivery of an asset that puts the recipient in a position not substantially different from net settlement.

The warrants have an underlying (the share price of the shares of preferred stock issuable upon exercise of the warrants), a notional amount (the number of shares of preferred stock underlying the warrants), and an initial net investment of smaller than would be required for similar type of contracts. Further, the warrants allow for physical settlement or net share settlement at the warrant holder’s option. Per ASC 815-10-15-102, the net settlement criterion as described in paragraph 815-10-15-83(c) above is met if a contract provides for net share settlement at the election of either party. Therefore, based on this guidance, the Company has concluded that the warrants have the characteristics of a derivative instrument.

The Company then considered ASC 815-10-15-74(a), which covers all derivative instruments issued or held by a reporting entity that are both (i) indexed to the Company’s own stock and (ii) classified in stockholders’ equity in the Company’s statement of financial position. The warrants should be analyzed under ASC 815-40-15 to determine if the warrants are indexed to the entity’s stock and under ASC 815-40-25 to determine if the warrants can be classified within the entity’s stockholders’ equity in its statement of financial position.

Securities and Exchange Commission

October 8, 2013

ASC 815-40-15-7 states:

An entity shall evaluate whether an equity-linked financial instrument (or embedded feature), as discussed in paragraphs 815-40-15-5 through 15-8 is considered indexed to its own stock within the meaning of this Subtopic and paragraph 815-10-15-74(a) using the following two-step approach:

a. Evaluate the instrument’s contingent exercise provisions, if any.

b. Evaluate the instrument’s settlement provisions.

ASC 815-40-20 defines an “exercise contingency” as follows:

“A provision that entitles the entity (or the counterparty) to exercise an equity-linked financial instrument (or embedded feature) based on changes in an underlying, including the occurrence (or nonoccurrence) of a specified event. Provisions that accelerate the timing of the entity’s (or the counterparty’s) ability to exercise an instrument and provisions that extend the length of time that an instrument is exercisable are examples of exercise contingencies.”

The warrant agreements do not contain any provisions that would meet the definition of an exercise contingency, and as such, the Company must consider the settlement provisions pursuant to step (b) of ASC 815-40-15-7, as discussed above.

To evaluate the warrants’ settlement provision, the Company considered ASC 815-40-15-7C to determine whether the settlement amount will equal the difference between the fair value of a fixed number of the entity’s equity shares and a fixed monetary amount or a fixed amount of a debt instrument issued by the entity (i.e., a fixed-for-fixed instrument). The Company determined that the warrants are not “fixed-for-fixed” instruments because the underlying shares of preferred stock include anti-dilution provisions which require the Company to increase the number of common shares issuable upon conversion of the preferred shares upon any future down-round financing.

The Company advises the Staff that each warrant agreement states, in part, in the Section “When Will the Number of Shares and Exercise Price Change” under the subsection “If you change the antidilution rights of the stock warrant or issue new preferred or convertible stock” that the adjustment to the warrants should be computed on the same basis as provided in the Company’s Certificate of Incorporation, which describes the conversion adjustment features of the underlying preferred stock, as if the warrants were exercised prior to the event resulting in an adjustment to the conversion of the underlying preferred stock. Further to the references provided in the respective warrant agreements, section 4(d) of the Company’s Certificate of Incorporation discusses Adjustments to the Conversion Price for Diluting Issues which notes that the conversion price per share of the convertible preferred stock will be reduced if the Company issues any additional stock without consideration or for consideration per share less than the conversion price of prior issuances of convertible preferred stock in effect for that series. Assuming there was an adjustment to the conversion rate of the underlying preferred stock, the number of shares underlying the warrant would be equitably adjusted because the warrant holder would be entitled to a greater number of shares of common stock issuable upon conversion of the underlying preferred stock. Although each warrant agreement describes the warrant’s adjustment features by explicitly referencing the Company’s Certificate of Incorporation, the shares of preferred stock underlying the warrants benefit from the same conversion adjustment features described in the Company’s Certificate of Incorporation.

Securities and Exchange Commission

October 8, 2013

The Company advises the Staff that the Company believes this is analogous to the “down-round protection” example included in “Example 9” in ASC 815-40-55-53 and 55-54. Specifically, Example 9 provides, in part:

“This Example illustrates the application of the guidance beginning in paragraph 815-40-15-05. Entity A issues warrants that permit the holder to buy 100 shares of its common stock for $10 per share. The warrants have 10-year terms and are exercisable at any time. However, the terms of the warrants specify both of the following:

a. If the entity sells shares of its common stock for an amount less than $10 per share, the strike price of the warrants is reduced to equal the issuance price of those shares.

b. If the entity issues an equity-linked financial instrument with a strike price below $10 per share, the strike price of the warrants is reduced to equal the strike price of the newly issued equity-linked financial instrument.

The warrants are not considered indexed to Entity A’s own stock based on the following evaluation:

[Subparagraph 815-40-55-54(a) omitted]

b. The settlement amount would not equal the difference between the fair value of a fixed number of the entity’s equity shares and a fixed strike price. The strike price would be adjusted if Entity A sells shares of its common stock for an amount less than $10 per share or if Entity A issues an equity-linked financial instrument with a strike price below $10 per share. Consequently, the settlement amount of the warrants can be affected by future equity offerings undertaken by Entity A at the then-current market price of the related shares or by the contractual terms of other equity-linked financial instruments issued in a subsequent period. The occurrence of a sale of common stock by the entity at market is not an input to the fair value of a fixed for- fixed option on equity shares. Similarly, the occurrence of a sale of an equity-linked financial instrument is not an input to the fair value of a fixed-for-fixed option on equity shares, if the transaction was priced at market.”

Even though the warrants themselves do not contain explicit down round protection, the fact that the preferred stock issuable upon exercise of the warrants contains such a down round protection provision results in the warrants themselves being indexed to such down round protection.

The Company advises the Staff that, while the warrant agreements provide for a fixed aggregate exercise price to purchase a fixed number of shares of the Company’s preferred stock, as discussed, the underlying preferred stock has a conversion ratio (i.e., the ratio at which the preferred stock converts into common stock) that is not fixed because the conversion ratio is automatically adjusted if the Company

Securities and Exchange Commission

October 8, 2013

were to issue shares of preferred stock or common stock at a lower price than the original price per share of the underlying preferred stock. Accordingly, while the warrant’s aggregate exercise price is fixed; the ultimate number of shares of common stock to which the holder of the warrant would be entitled (by first exercising the warrants into shares of preferred stock and then converting the shares of preferred stock into shares of common stock) is not fixed.

In evaluating the instruments’ settlement provisions in accordance with ASC 815-40-15-07, the Company respectfully advises the Staff that the Company believes the warrants would not be considered indexed to the Company’s own stock because the ultimate number of shares of common stock to which the holder of the warrant would be entitled can be affected by future equity offerings (which is analogous to Example 9 in ASC 815-40-55-33 through 55-34). Accordingly, the settlement amount of the warrants will not equal the difference between a fixed number of shares and a fixed amount of cash as the number of common shares underlying the warrants fluctuates based on the subsequent issuance price of preferred or common stock; therefore, the warrants should not be considered indexed to the Company’s own stock in accordance with ASC 815-40-15-05 through 15-08.

As a result, irrespective of whether the warrants themselves contain explicit adjustment features, the Company respectfully advises the Staff that the Company believes the guidance in ASC 815-40-15-05 through 15-08 would preclude the Company from concluding that the warrants are indexed to its own stock.

In addition to the guidance in ASC 815-40-15-05 through 15-08 noted above, the Company also considered ASC 480-10-55-33, which states:

“A warrant for puttable shares conditionally obligates the issuer to ultimately transfer assets—the obligation is conditioned on the warrant’s being exercised and the shares obtained by the warrant being put back to the issuer for cash or other assets. Similarly, a warrant for mandatorily redeemable shares also conditionally obligates the issuer to ultimately transfer assets—the obligation is conditioned only on the warrant’s being exercised because the shares will be redeemed. Thus, warrants for both puttable and mandatorily redeemable shares are analyzed the same way and are liabilities under paragraphs 480-10 25-08 through 25-12, even though the number of conditions leading up to the possible transfer of assets differs for those warrants. The warrants are liabilities even if the share repurchase feature is conditional on a defined contingency.”

Consistent with the above guidance that requires “look through” for purposes of determining whether the Company may transfer assets, the Company has concluded it should “look through” for purposes of determining the indexation of the warrants.

The Company advises the Staff that the Company has revised the disclosure on page F-12 of the Registration Statement in response to the Staff’s comment

Revenue Recognition, page F-13

43.

You disclose that product revenue consists of revenue from sales of hardware products and perpetual software licenses which is a proprietary operating system that together with the hardware delivers the functionality desired by the customers and therefore, the hardware and

Securities and Exchange Commission

October 8, 2013

embedded software are considered non-software elements. We note you disclose on page 54 that when the end-customer purchases new hardware products they are generally required to purchase a software license for every hardware unit, either as a perpetual license with post-contract support (PCS) or as a software as a service (SAAS) license which appears to be related to your unified network management system, HiveManager. Please clarify for us and revise your disclosures to explain if the software provided in a perpetual license related to HiveManager is accounted for under industry specific software revenue recognition guidance. Further tell us and expand your disclosures to note whether you have determined if the hardware with embedded software and the perpetual software license or the SAAS license related to HiveManager are each separate units of accounting and why such determination is appropriate. We refer you to ASC 605-25-25.

The Company advises the Staff that as referenced in the disclosures on page 81 and F-13 in the Registration Statement, the Company’s transactions primarily consist of the following components:

1.	Wireless access points (a hardware component, and hereinafter referred to as an “AP”) which are embedded with the Company’s proprietary operating system, HiveOS. In all instances, customers do not (and cannot) separately purchase HiveOS as it is pre-loaded on all APs and functions together with the APs to deliver the APs essential functionality. The APs are purchased together with one of the following other components:

a.	HiveManager, a license-based unified networking management system, which consists of the purchase of a perpetual license of the HiveManager software; or

b.	HiveManager Online (HMOL), a subscription-based unified networking management system, which consists of the purchase of a subscription to utilize HMOL for a defined period of time. HMOL is the Software as a Service (“SAAS”) version of HiveManager and is hosted by the Company.

NOTE: Both the HiveManager software and HMOL are identical software offerings with the exact same features and functionality; however, HiveManager is an on-premise solution for which a perpetual license can be purchased by customers and HMOL is an Aerohive hosted solution of the same software for which a subscription can be purchased by customers. In each instance, the functionality and network management capabilities are the same to the customer and are utilized by customers in an identical manner.

2.	Post contract support (PCS) provided in conjunction with the sale of perpetual licenses of HiveManager.

With respect to the purchase of APs with either a perpetual license for the HiveManager software or a subscription to the HMOL SAAS service, the Company has analyzed the appropriate accounting for such arrangements as follows:

Securities and Exchange Commission

October 8, 2013

Purchase of APs with HiveManager perpetual license

The Company reviewed the guidance in ASC 985-605-15-4A to assess whether the HiveManager software is essential to the functionality of the APs as follows:

ASC 985-605-15-4A

In determining whether a tangible product is delivered with software components and nonsoftware components that function together to deliver the tangible product’s essential functionality, a vendor shall consider all of the following: ASU 2009–14, paragraph 4.

a.	If sales of the tangible product without the software elements are infrequent, a rebuttable presumption exists that software elements are essential to the functionality of the tangible product. ASU 2009–14, paragraph 4.

Consideration: The Company’s historical transaction history demonstrates a nearly one-to-one attach rate relative to the purchase of the HiveManager software in conjunction with the purchase of an AP.

b.	A vendor may sell products that provide similar functionality, such as different models of similar products. If the only significant difference between similar products is that one product includes software that the other product does not, the products shall be considered the same product for the purpose of evaluating (a). ASU 2009–14, paragraph 4.

Consideration: The Company has considered all similar products to be the same product for purposes of evaluating (a), as applicable.

c.	A vendor may sell software on a standalone basis. The vendor may also sell a tangible product containing that same software. The separate sale of the software shall not cause a presumption that the software is not essential to the functionality of the tangible product. ASU 2009–14, paragraph 4.

Consideration: In rare instances the Company may sell the HiveManager software on a standalone basis and has not presumed that such separate sales cause the software to not be essential to the functionality of the APs. Further, such separate sales exist as a result of certain customers purchasing, on an infrequent basis, a nominal amount of excess hardware units to be stored for which they subsequently purchase the HiveManager software at a later date once the hardware is placed into service by the customer.

d.	Software elements do not need to be embedded within the tangible product to be considered essential to the tangible product’s functionality. ASU 2009–14, paragraph 4.

Consideration: The HiveManager software is not embedded in the hardware, however, the Company has not presumed the software to not be essential to the functionality of the hardware on this basis.

Securities and Exchange Commission

October 8, 2013

e.	The nonsoftware elements of the tangible product must substantively contribute to the tangible product’s essential functionality. For example, the tangible product should not simply provide a mechanism to deliver the software to the customer. ASU 2009–14, paragraph 4.

Consideration: The HiveManager software is not delivered on the APs and is delivered separately from the APs and therefore the APs are not just a mechanism to deliver the HiveManager software to the customer. Further, the proprietary technology contained in the AP substantively contributes to the APs essential functionality.

Based on the above considerations with emphasis on criteria (a), the Company has concluded that the HiveManager software is essential to the functionality of the APs. Therefore, in accordance with ASC 985-605-15-4, the Company concluded that the guidance in ASC 985-605 (i.e. the industry specific software revenue recognition guidance) does not apply to the sales of the HiveManager software. Furthermore, based on this conclusion that the HiveManager software is essential to the functionality of the APs under ASC 985-605-15-4 (and therefore conceptually representing one unit of accounting), the Company concluded that it would be inappropriate to further assess the separability of the AP and HiveManager licenses under ASC 605-25-25 and therefore has determined that these deliverables are a single unit of accounting for purposes of analyzing revenue recognition under ASC 605-25.

Purchase of APs with HMOL

The Company reviewed the guidance in ASC 985-605-05-4 and ASC 985-605-55-121 to assess whether the HMOL SAAS subscription offering should be accounted for under industry specific software revenue recognition guidance as follows:

ASC 985-605-55-121

A software element subject to this Subtopic is only present in a hosting arrangement if EITF 00-03, paragraph 5 both of the following criteria are met:

a.	The customer has the contractual right to take possession of the software at any time during the hosting period without significant penalty. EITF 00-03, paragraph 5.

Consideration: The customer does not have the contractual right to take possession of the software per the terms of the HMOL contract.

b.	It is feasible for the customer to either run the software on its own hardware EITF 00-03, paragraph 5 or contract with another party unrelated to the vendor to host the software. EITF 00-03, paragraph 5.

Consideration: This point is not applicable as the Company does not meet criteria (a).

Since the customer does not have the contractual right to take possession of the software, the HMOL SAAS subscription is considered a service offering which, in conjunction with the other deliverables in the arrangement, should be accounted for under ASC 605-25. The Company further assessed whether the APs and HMOL SAAS subscription represent a single unit of accounting under

Securities and Exchange Commission

October 8, 2013

ASC 605-25-25 and based on the fact that, while infrequent, there are instances of sales of the AP without either a HiveManager perpetual license or HMOL SAAS subscription (both by the Company and unaffiliated resellers of the Company’s products), concluded that the APs have stand-alone value (as that term is defined in ASC 605-25-25-5), and therefore recognizes revenue upon the delivery of the AP to the customer assuming all other revenue recognition criteria have been met.

In summary, the Company sells a “solution” to its end-customers and a substantial majority (more than 99%) of the Company’s customers purchase either the HiveManager perpetual license or the HMOL SAAS subscription along with the purchase of an AP. However, the Company’s APs are designed to function without an instance of HiveManager being purchased, and the Company also has a history of selling its APs on an infrequent basis without an attached instance of HiveManager. Therefore, based on this fact pattern, and to a larger extent based on the accounting guidance referenced above with respect to the evaluation of “essential to functionality” and “stand-alone value”, the Company acknowledges that the same fact pattern is leading the Company to separately account for its AP’s in a hosted SAAS model as compared to the determination of a single unit of accounting on the sale of an AP with a perpetual license.

The Company advises the Staff that it has revised the disclosure on page F-13 of the Registration Statement in response to the Staff’s comment to clarify whether the perpetual software licenses are accounted for under industry specific software revenue recognition guidance and whether the hardware with embedded software and the perpetual software license or the SAAS license related to HiveManager are each separate units of accounting and why such determination is appropriate.

44.	You disclose that you have established vendor-specific objective evidence (VSOE) for all sales of PCS sold through the value added distributor (VAD) channel as your pricing is sufficiently concentrated based on an analysis of separate sales of PCS. However it appears to us that you have only generated revenue from software services since 2011 and therefore it is not clear the extent to which you have had separate sales, or renewals, of PCS. Please further explain when you began selling PCS separately through the VAD channel, how many transactions you have considered in your analysis and why you believe that is sufficient in establishing VSOE.

The Company advises the Staff that the Company began selling PCS through the VAD channel prior to 2011 based on established list prices, however, the revenue recognized for such amounts were immaterial and therefore has not been separately disclosed in the Consolidated Statements of Operations and Comprehensive Loss consistent with the disclosure in footnote 1 to the Consolidated Statement of Operations Data table in the Selected Consolidated Financial Data. Prior to 2011, the Company had one renewal of PCS through the VAD channel and therefore did not have sufficient separate sales transactions to establish VSOE. During 2011, the Company had 16 renewals of PCS through the VAD channel and therefore the Company similarly concluded that there were insufficient separate sales transactions to establish VSOE of selling price of PCS. However, during 2012 the Company had 138 instances of renewals of PCS through the VAD channel, which the Company concluded to be a sufficient population of separate sales transactions to assess the existence of VSOE of selling price of PCS. Based on this assessment, the Company concluded that VSOE of selling price of PCS sold through the VAD channel had been established as a result of consistent standard pricing with the VADs with 96% (or 132) of the renewals falling within a range of the list price to 15% discount off of the list price.

Securities and Exchange Commission

October 8, 2013

45.	We also note your disclosure that in determining VSOE, you require a substantial majority of stand-alone selling prices to fall within a reasonably narrow pricing range. Please tell us what you consider to be a substantial majority and a reasonably narrow price range.

The Company advises the Staff that in determining VSOE of selling prices, the Company requires at least 80% of the separate sales transactions to fall within plus or minus 15% of the median of the transactions analyzed.

46.	It appears that you use best estimate of selling price (BESP) for the purposes of allocating arrangement consideration for all of your products and the majority of your services, with the exception of PCS on arrangements sold through the VAD channel. Further, you disclose that you consider pricing practices, geographies and historical transactions in determining BESP. Please expand these disclosures and provide more detailed information as to the factors, inputs and assumptions you use and consider in establishing BESP for each of your elements as it seems such determination would have a significant impact on the allocation of the arrangement consideration and revenue recognition.

The Company advises the Staff that it has revised the disclosure on page F-14 of the Registration Statement in response to the Staff’s comment to provide additional information with respect to how the Company determines BESP.

47.	You disclose that you limit the amount of revenue recognized for delivered elements to an amount that is not contingent upon future delivery of additional products or services or meeting any of specified performance conditions. Please tell us, as a result of considering this limitation, how frequently the BESP of the delivered items is then adjusted to an amount that is not contingent upon the future delivery of additional products or services.

The Company advises the Staff that transactions where the Company makes an adjustment to limit the amount of revenue recognized for delivered elements to an amount that is not contingent upon future deliverables are insignificant. For example, for fiscal year 2012 this amount of contingent revenue was approximately $200,000.

Note 6. Debt

Financing Agreements, page F-21

48.	Please revise your disclosures to state the amount drawn on the credit facility with Silicon Valley Bank as of June 30, 2013 as opposed to June 30, 2012.

The Company advises the Staff that it has revised the disclosure on page F-20 of the Registration Statement in response to the Staff’s comment to clarify that the amounts were drawn during June 2012 and that these amounts remained outstanding as of June 30, 2013.

Securities and Exchange Commission

October 8, 2013

Note 7. Commitments and Contingencies

49.	We note your disclosures regarding AirTight Networks, Linex Technologies, and a former employee. It is unclear to us whether you believe that there is a reasonable possibility that a loss or a loss exceeding amounts already recognized may have been incurred for these matters. If there is at least a reasonable possibility that a loss or a loss exceeding amounts already recognized may have been incurred, you should either disclose an estimate (or, if true, state that the estimate is immaterial in lieu of providing quantified amounts) of the additional loss or range of loss, or state that an estimate cannot be made. We refer you to ASC 450-20-50. We also note that you refer to “potential loss” in your disclosure, which is not consistent with the terminology in ASC 450. Please revise your disclosure to ensure it refers to terms that are consistent with those in ASC 450.

In response to the Staff’s comment, the Company advises the Staff that the pending litigations involving AirTight Networks and Linex Technologies are each in early stages and the amount of loss cannot be reasonably estimated as disclosed within Note 7. There has been no material change in the status of these litigation subsequent to the previous filing of the Registration Statement. In respect of the former employee litigation matter, the Company advises the Staff that given the early stage of the litigation, there is no basis on which to determine the possibility of a loss exceeding the amounts already recognized.

The Company advises the Staff that it has revised the disclosure on page F-22 of the Registration Statement in response to the Staff’s comment.

Note 13. Income Taxes, page 35

50.	Please revise your disclosures on page F-36 to state the amount of undistributed earnings from your foreign subsidiaries as of June 30, 2013 that are not subject to a U.S. tax provision because it is your intention to permanently reinvest such undistributed earnings outside of the U.S. We refer you to ASC 740-30-50.

The Company advises the Staff that it has revised the disclosure on page F-35 of the Registration Statement in response to the Staff’s comment to clarify undistributed earnings from its foreign subsidiaries as of June 30, 2013 and that they are not subject to U.S. tax provision as it is the Company’s intention to permanently reinvest such undistributed earnings outside of the U.S.

* * * *

Securities and Exchange Commission

October 8, 2013

Please direct any questions regarding the Company’s responses or the revised draft of the Registration Statement to me at (650) 320-4597 or mbaudler@wsgr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI Professional Corporation

/s/ Mark Baudler Mark Baudler

cc:	David K. Flynn, Aerohive Networks, Inc.
Gordon Brooks, Aerohive Networks, Inc.
Steve Debenham, Aerohive Networks, Inc.
Jack Sheridan, Wilson Sonsini Goodrich & Rosati, P.C.
David Peinsipp, Cooley LLP
Drew Williamson, Cooley LLP